SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING VARIABLE TRUST FUNDS
For the Allspring VT Index Asset Allocation Fund (the “Fund”)

Kandarp R. Acharya, CFA, FRM has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024. He will continue to serve as portfolio manager of the Fund until February 15, 2024. After that date, all references to Kandarp R. Acharya, CFA, FRM in the Fund’s prospectuses and statement of additional information are hereby removed.

Effective immediately, David Kowalske, Jr., is added as a portfolio manager for the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM[1], Portfolio Manager / 2013
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016
Manjunath Boraiah, Portfolio Manager / 2022
John R. Campbell, CFA, Portfolio Manager / 2022
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
David Kowalske, Jr., Portfolio Manager / 2024
David Neal, CFA, Portfolio Manager / 2022
Nick Toporkov, Ph.D., CFA, Portfolio Manager / 2022
Robert M. Wicentowski, CFA, Portfolio Manager / 2022
Limin Xiao, Ph.D., CFA, Portfolio Manager / 2022

1.	Kandarp R. Acharya, CFA, FRM has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024. He will continue to serve as a portfolio manager of the Fund through that date. After February 15, 2024, all references to Kandarp R. Acharya, CFA, FRM in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

David Kowalske, Jr. VT Index Asset Allocation Fund

Mr. Kowalske joined Allspring Investments or one of its predecessor firms in 2024, where he currently serves as a Portfolio Manager for the Systematic Edge Multi-Asset Solutions team. Prior to joining Allspring Investments, Mr. Kowalske worked as an Investment Analyst at FidelityInvestments’ Global Asset Allocation Division.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers” and the Management of Other Accounts tables are amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
VT Index Asset Allocation Fund	Allspring Investments

Kandarp R. Acharya, CFA, FRM[1]
Petros N. Bocray, CFA, FRM
Manjunath Boraiah
John R. Campbell, CFA
Travis L. Keshemberg, CFA, CIPM, FRM
David Kowalske, Jr.
David Neal, CFA
Nick Toporkov, Ph.D., CFA
Robert M. Wicentowski, CFA
Limin Xiao, Ph.D., CFA

1.	Kandarp R. Acharya, CFA, FRM has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024. He will continue to serve as a portfolio manager of the Fund through that date. After February 15, 2024, all references to Kandarp R. Acharya, CFA, FRM in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Management of Other Accounts. The following table(s) provide information relating to accounts managed by the Portfolio Manager(s). The table(s) do not include any personal brokerage accounts of the Portfolio Manager(s) and their families, but do include the Fund within the totals for “Registered Investment Companies”.

David Kowalske, Jr.	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

January 16, 2024	SUP0360 01-24